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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

         CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND

The following information supersedes certain information contained in the fund's Prospectuses and Statement of Additional Information.

Elizabeth B. Dater, Vincent J. McBride and Greg Norton-Kidd continue to serve as Co-Portfolio Managers of the fund. Calvin E. Chung continues to serve as Associate Portfolio Manager of the fund.

Federico D. Laffan no longer serves as Co-Portfolio Manager of the fund.

Dated: July 27, 2001                                                     16-0701
                                                                             for
                                                                           WPISF
                                                                           ADEAG